Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value	[1]	$ 22,493	$ 18,899
Change in Fair value	[1]	(906)	651
Cumulative change in FV	[1]	$ (707)	$ 199

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.